Operating Leases	9 Months Ended
Sep. 30, 2024
Operating Leases
Operating Leases

Note 11 - Operating Leases

The Company leases distribution and research and development facilities as well as sub-leases office and manufacturing space from third parties and related parties (refer to Note 17- Related Party Transactions) under its operating leases. The leases have expirations ranging from March 2024 to June 2026, some of which include rent escalations or an option to extend the lease for up to three years per renewal. The exercise of lease renewal options is at the sole discretion of the Company. Where leases contain an option to renew, any period beyond the option date is only included as part of the lease term if the Company is reasonably certain to exercise the option.

As of September 30, 2024 and December 31, 2023, the Company does not have any finance or short-term leases and has not entered into leases which have not yet commenced that would entitle the Company to significant rights or create additional obligations during the periods as of September 30, 2024 and December 31, 2023.

The following table summarizes quantitative information of the Company’s operating leases for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the nine months ended September 30, 2023 (Predecessor):

	Nine months ended September 30,
	2024		2023
	Predecessor	Successor	Predecessor
In thousands, unaudited	January 1 to July 30	July 31 to September 30	January 1 to September 30
Operating cash flows paid for operating leases	$108	$25	$133
Weighted average remaining lease term (years)	1.7	1.6	1.7
Weighted average discount rate	8%	8%	8%

Operating lease cost was $0.1 million, $33.0 thousand, and $0.2 million for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the nine months ended September 30, 2023 (Predecessor), respectively. There has been no variable lease cost for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor) and the nine months ended September 30, 2023 (Predecessor).

Operating lease cost was $17.0 thousand, $33.0 thousand, and $57.0 thousand for the periods from July 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor) and the three months ended September 30, 2023 (Predecessor).

The following table presents the future minimum payments under the non-cancelable operating leases as of September 30, 2024 (in thousands):

Three months ending December 31, 2024	$39
Year ending December 31, 2025	154
Year ending December 31, 2026	48
Total undiscounted future cash flows	241
Less: imputed interest	(14)
Total operating lease liability	$227